Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Commitments and Contingencies
Note 13 – Commitments and Contingencies
Legal Matters
The Company is involved in legal proceedings and litigation in the ordinary course of business. Other than routine litigation incidental to the Company’s business, there are no material pending legal proceedings to which the Company is a party or to which any of the Company’s properties are subject.
Commitments
On April 13, 2018, the Company executed an aircraft purchase agreement with Longview Aviation Asset Management, Inc. and Viking for the purchase of six Viking CL415EAF aircraft. For the six months ended June 30, 2023, the Company paid $9,098 thousand and received its 6th Viking CL415EAF, the remaining aircraft under the aircraft purchase agreement.
Un-invoiced

commitments were $18,196 thousand as of December 31, 2022.
On March 23, 2022, the Company entered into an agreement with Sievert Construction, Inc (“Sievert”) for the construction
of a hangar at the Bozeman Yellowstone International Airport in Belgrade, Montana. Payments

made under the agreement were $1,567 thousand and $1,926 thousand for the three and six months ended June 30, 2023.
Un-invoiced

commitments were $759 thousand and $3,756 thousand as of June 30, 2023 and December 31, 2022, respectively.
As of June 30, 2023, future payments related to the construction of the hangar are as follows:

As of June 30, 2023:	Hangar
Remainder of 2023	$758,960
2024	—
2025	—
2026	—
2027	—
Thereafter	—

Total	$758,960

BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Commitments and Contingencies
Note 14 – Commitments and Contingencies
Legal Matters
From time to time, the Company is subject to various litigation and other claims in the normal course of business. No amounts have been accrued in the consolidated financial statements with respect to any matters.
Due to the nature of our business, we may become, from time to time, involved in routine litigation or subject to disputes or claims related to our business activities. In the opinion of our management, there are no pending litigation, disputes or claims against us which, if decided adversely, will have a material adverse effect on our financial condition, cash flows or results of operations. In the ordinary course of its operations, the Company will continue to vigorously enforce its legal and contractual rights to ensure that its business and operations continue on an unimpaired basis.
Commitments
On April 13, 2018, the Company executed an aircraft purchase agreement with Longview Aviation Asset Management, Inc. and Viking Air Limited (“Viking”) for the purchase of six Viking CL415EAF aircraft. Payments made under the aircraft purchase agreement were $9,098 thousand and $19,381 thousand for the years ended December 31, 2022 and 2021, respectively.
Un-invoiced
commitments were $9,098 thousand and $18,196 thousand as of December 31, 2022 and 2021, respectively.
On January 21, 2021, the Company entered as statement of work with Viking Air Limited (“Viking”) to provide a Supplemental Structural Life Management Program (“SSLMP”) Subscription. This program is a
5-year
subscription service providing the Company with a structural program for the 6 CL415EAF purchased aircraft to meet contractual inspection requirements from the US Forest Service. The undiscounted cost of the program will be $3,500 thousand payable through the delivery of the 6 th
aircraft, the first payment of which was due and paid January 2021.
On March 23, 2022, the Company entered into a statement of work with Sievert Construction, Inc (“Sievert”) for the construction of a hangar at the Bozeman Yellowstone International Airport in Belgrade, Montana. Payments made under the agreement were $
9,810
 thousand for the year ended December 31, 2022. There were no payments made for construction of the hangar under the Sievert contract for the year ended December 31, 2021.
Un-invoiced
commitments were $3,756 thousand as of December 31, 2022.
As of December 31, 2022, future payments related to the purchase of aircraft under the aircraft purchase agreement and for the construction of the hangar are as follows:

As of December 31:	Aircraft	Hangar
2023	$9,097,771	3,755,517
2024	—	—
2025	—	—
2026	—	—
2027	—	—
Thereafter	—	—

Total	$9,097,771	3,755,517

Leases
Under ASC 842, leases are separated into two classifications: operating leases and financial leases. Lease classification under ASC 842 is relatively similar to ASC 840. For a lease to be classified as a finance lease, it must meet one of the five finance lease criteria: (1) transference of title/ownership to the lessee, (2) reasonably certain to exercise a purchase option, (3) lease term for major part of the remaining economic life of the asset, (4) present value represents substantially all of the fair value of the asset and (5) asset specialization. Any lease that does not meet these criteria is classified as an operating lease. ASC 842 requires all leases to be recognized on the Company’s balance sheet. Specifically, for operating leases, the Company recognizes an ROU asset and a corresponding lease liability upon lease commitment.
Company as a lessee
The Company is the lessee in a lease contract when the Company obtains the right to use the asset. Operating leases are included in the line items. The ROU asset represents the Company’s right to use an underlying asset for the lease term and lease obligations represent the Company’s obligations to make lease payments arising from the lease, both of which are recognized based on the present value of the future minimum lease payments over the lease term at the commencement date. The Company has also elected the short-term lease exception. Leases with a term of 12 months or less at inception are not recorded on the Consolidated Balance Sheets and are expensed on a straight-line basis over the lease term in our Consolidated Statements of Operations. The Company determines the lease term by agreement with the lessor. Options to renew are considered in lease terms if reasonably considered to be exercised.
ASC 842 requires a lessee to use the rate implicit in the lease whenever that rate is readily determinable, otherwise the incremental borrowing rate (“IBR”) should be used. Given the nature of the Company’s lease portfolio, which consists of leases of hangar spaces, aircraft, vehicles, copiers, buildings, aircraft equipment, this information is not readily available. As a result, the Company is not able to use the borrowing rate implicit in the lease but will use its incremental borrowing rate as the discount rate. The IBR is the rate of interest that a lessee would have to pay to borrow on a collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment. The determination of the incremental borrowing rate requires judgment and is determined using the Company’s current unsecured borrowing rate.
The following schedule represents the components of the Company’s operating and finance lease assets and liabilities as of December 31, 2022 and 2021:

		As of December 31,
Leases	Classification	2022	2021
Assets
Operating lease right-of-use asset	Other noncurrent assets	$671,054	$577,086
Finance lease right-of-use asset	Property, plant and equipment, net	$61,933	$79,701

Liabilities
Operating lease right-of-use liabilities (current)	Operating right-of-use liability (current)	$21,484	$4,973
Finance lease right-of-use liabilities (current)	Accrued expenses and other current liabilities	$22,651	$6,928
Operating lease right-of-use liabilities (non-current)	Operating right-of-use liability (noncurrent)	$754,673	$608,571
Finance lease right-of-use liabilities (non-current)	Accrued expenses and other noncurrent liabilities	$45,659	$76,016
The Company leases various property and premises on a short-term basis and leases some of its premises under non-cancelable
operating leases that expire on various dates through January 2051.
The Company recorded $493 thousand and $785 thousand of expenses associated with these operating leases in Cost of Revenues and Selling, general and administrative expense in the Consolidated Statements of

Operations
 for the years ended December 31, 2022 and 2021. The Company recorded expenses associated with finance leases in Cost of revenues and Selling, general and administrative expense in the Consolidated Statements of Operations. Operating lease cost includes $204 thousand of short-term lease expense and $182 thousand of variable lease expense for the year ended December 31, 2022. Operating lease cost includes $104 thousand of short-term lease expense and $576 thousand of variable lease expense for the year ended December 31, 2021.
Supplemental cash flow information related to leases is as follows:

	Year Ended December 31,
	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$(58,047)	$(51,039)
Operating cash flows from finance leases	$(8,671)	$(9,613)
Financing cash flows from finance leases	$(26,747)	$(23,310)

Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	$129,576	$619,599
As of December 31, 2022, future minimum lease payments with a weighted average remaining lease term of 24.6 years are as follows:

	Operating Leases	Finance Leases
Year Ending December 31:
2023	$56,702	$28,700
2024	60,501	25,616
2025	60,501	21,036
2026	65,046	4,369
2027	69,592	—
Thereafter	2,376,822	—

Total lease payments	2,689,164	79,721
Less: interest	1,913,007	11,411

Total lease liabilities	$776,157	$68,310

Company as a lessor
The Company acts as a lessor of a facility and records this as Other Revenue in the Consolidated Statements of Operations. Lease revenue was $253 thousand and $276 thousand for the years ended December 31, 2022 and 2021, respectively. The lease is a sublet arrangement and classified as an operating lease. This lease expired in 2022 and was not renewed. The minimum lease payments received were recognized on a straight-line basis over the lease term. The leased asset was included in Property, Plant and Equipment, net in the Consolidated Balance Sheets and depreciated over its estimated useful life. There were no variable lease conditions or purchase options.